Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Common Share [Abstract]
Schedule of Net Loss and Weighted Average Share Amounts

The following table reconciles the net loss and weighted average share amounts used to compute both basic and diluted net loss per share (amounts in thousands, except for share and per share amounts):

	Year Ended December 31,
	2025	2024
Loss per common share – basic and diluted
Net loss available to common stockholders – basic and diluted	$(5,336)	$(994)
Weighted average shares outstanding – basic and diluted	48,683,197	39,840,144
Basic and diluted loss per common share	$(0.11)	$(0.02)

Schedule of Diluted Net Loss Per Share Excludes from Dilutive Securities

In accordance with the contingently issuable shares guidance of ASC 260, the calculation of diluted net loss per share excludes the following dilutive securities because their inclusion would have been anti-dilutive as of December 31:

	2025	2024
Stock options (Treasury stock method)	6,243,258	9,434,378
Warrants	996,397	-
Total	7,239,655	9,434,378